Income Taxes (Schedule Of Deferred Income Taxes Domestic and Foreign) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Income Tax Assets And Liabilities [Line Items]
Current deferred tax asset, net	$ 48	$ 2,239
Non-current deferred tax asset, net		3,348
Non-current deferred tax (liability), net	(2,749)	(3,187)
Deferred tax asset, net		2,400
Deferred tax (liability), net	(2,701)
Domestic [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Current deferred tax asset, net		1,569
Non-current deferred tax asset, net		2,352
Deferred tax asset, net		3,921
Foreign [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Current deferred tax asset, net	48	670
Non-current deferred tax (liability), net	(2,749)	(2,191)
Deferred tax (liability), net	$ (2,701)	$ (1,521)